Acquisitions - Sandouville consideration paid and related costs (Details) - Sandouville € in Millions, R in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2022 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2022 EUR (€)	May 11, 2022 ZAR (R)	May 11, 2022 EUR (€)	Feb. 04, 2022 ZAR (R)	Feb. 04, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%	100.00%
Revenue contributed	R 3,140
Profit contributed	635
Revenue of combined entity as if combination occurred at beginning of period		R 3,324
Profit (loss) of combined entity as if combination occurred at beginning of period		691
Acquisition-date fair value of total consideration transferred [abstract]
Cash	R 1,501	1,501			R 111	€ 6	R 1,390	€ 81
Total consideration				€ 1,501			R 1,501
Acquisition-related costs		R 27	R 28